Performance Based Compensation (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Performance-based compensation, amount deferred	$ 300,000	$ 386,000	$ 345,000
Deferred compensation arrangement with individual mandatory deferral, period	3 years
Performance Based Compensation Amount	1,500,000	2,000,000	1,800,000
Deferred Compensation Arrangement with Individual, Compensation Expense	309,000	162,000	153,000
Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Performance-based compensation, amount deferred	100,000
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Deferred Compensation Arrangement With Individual Employer Contribution Percentage	50.00%
Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Performance-based compensation, amount deferred	$ 2,000
Executive Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Senior Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	35.00%